Consolidated Statements of Cash Flows (Parentheticals) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Acquisition of subsidiaries, cash acquired	$ 208	1,291	0	0
Disposal of subsidiaries, cash disposed	$ 0	0	2,656	80